Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Best Buy Retirement Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan agreement for a more complete description of the Plan's provisions.
General - The Plan is a profit-sharing plan with a “cash or deferred” salary reduction savings arrangement intended to qualify under Internal Revenue Code (the “Code”) § 401(k). Eligible employees of Best Buy Co., Inc. (“Best Buy”) and subsidiaries (the “Company”) may participate after reaching the age of 18. No minimum period of service is required.
The Benefits Committee (“Plan administrator”) is appointed by a committee of the Board of Directors of the Company and has been delegated the Company's fiduciary and/or administrative responsibilities under the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”) and the Plan. Voya Financial serves as the Plan recordkeeper and the Plan’s trustee. The Plan is subject to the provisions of ERISA.
On January 1, 2024, the Current Health, Inc. 401(k) Plan was legally merged with the Plan and employees of Current Health, Inc. began participating in the Plan. During the year ended December 31, 2024, the Current Health, Inc.401(k) Plan net assets available for benefits totaling $3,377,825 were transferred to the Plan.
Contributions - Each year, participants may contribute up to 50% of their annual compensation through pre-tax contributions, after-tax Roth contributions or a combination of the two contribution types as defined by the Plan, subject to the Code limitations. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. After one year of service with the Company, the Company will match 100% of the participant's eligible contributions that do not exceed 3% of compensation, plus 50% of eligible contributions that exceed 3% but do not exceed 5% of compensation.
Participant Accounts - Individual accounts are maintained for each Plan participant. Each participant's account is credited with the participant's contribution, the Company's matching contribution, as well as allocations of Plan earnings and losses. Participants' accounts are also reduced by any withdrawals taken, where applicable, per the Plan document. Participants’ accounts are also charged with an administrative expense to cover expenses paid by the Plan. Charges are a flat monthly rate plus any service fees based on specific participant transactions, as defined in the Plan agreement. The benefit to which a participant is entitled to is the benefit that can be provided from the participant's vested account.
Investments - Participants direct the investment of their contributions and the Company's matching contributions into various investment options offered by the Plan, including the Best Buy Co., Inc. stock fund, registered investment companies, pooled funds and a stable value fund.
Effective March 31, 2025, the Target Date 2020 Fund merged into the State Street Target Retirement SL Fund - Class V. Effective May 30, 2025, the Target Date 2070 Fund was added to the Plan. There were no other changes made to the investment options of the Plan during the year ended December 31, 2025.
Vesting - Participants are immediately vested in their contributions, plus actual earnings thereon. Effective January 1, 2007, the Plan agreement was amended to adopt a safe harbor matching contribution provision intended to satisfy Section 401(k)(12)(B) of the Code. This provision provides that the participants' account balances holding such safe harbor matching contributions will be immediately 100% vested.
Notes Receivable from Participants - Employees hired on or after June 1, 2014, may not borrow from their fund accounts, and effective January 1, 2015, no participant may request a new loan under the Plan. Prior to April 1, 2014, participants could borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. The loans are secured by the balance in the participant's account and bear interest at the rate of the prime interest rate plus one percentage point on the first business day of the month in which the loan was processed. Loans require repayment within five years from the loan date, unless the loan was for the purchase of the participant's primary residence, in which case the repayment term is up to 15 years. Principal and interest is paid ratably through bi-weekly payroll deductions.
During the period between April 20, 2020, through September 20, 2020, the Company adopted a provision of the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”) that allowed a qualified participant to request a loan from the Plan for a minimum of $1,000 and up to a maximum of 100% of their vested balance or $100,000 to be repaid over a period of five years.
At December 31, 2025, notes receivable from participants matured through October 19, 2029, with interest rates of 4.25%.
Payment of Benefits - Upon termination of service with the Company (including termination of service due to death, disability, or retirement), a participant has options to withdraw or leave funds within the Plan if their balance is over $1,000. Participants may also withdraw some or all of their account balances prior to termination in limited circumstances, subject to Plan terms. The Plan requires that non-active employee participants with a balance of less than $1,000 are to have accounts distributed as soon as administratively practicable following termination.